Income Taxes - Summary of Origination and Changes in Deferred Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Increase (decrease) in other comprehensive income	$ (25,702,096)	$ (19,327,413)	$ 33,193,251
Deferred Tax Assets Liabilities [Member]
Disclosure of income taxes [line items]
Assets	2,837,792	21,796,517
Liabilities	(172,223,681)	(199,364,794)
Beginning balance	(177,568,277)	(171,330,505)
Increase (decrease) in profit or loss	4,671,420	27,310,360
Increase (decrease) in other comprehensive income	(464,053)	1,788,821
Recognized directly in equity		(30,829,099)
Foreign currency translation	32,866	28,133
Transfers to (from) non-current assets and disposals group held for sale		(40,896)
Other increases (decreases)	3,942,155	(4,495,091)
Ending balance	(169,385,889)	(177,568,277)	(171,330,505)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Accumulated Depreciation
Disclosure of income taxes [line items]
Assets	162,315	5,465,105
Liabilities	(263,847,598)	(246,373,416)
Beginning balance	(240,908,311)	(265,258,085)
Increase (decrease) in profit or loss	(22,836,691)	24,331,401
Foreign currency translation	61,222	15,488
Other increases (decreases)	(1,503)	2,885
Ending balance	(263,685,283)	(240,908,311)	(265,258,085)
Deferred Tax Assets Liabilities [Member] | Tax Relating To Provisions
Disclosure of income taxes [line items]
Assets	39,890,472	36,785,893
Liabilities		(342,283)
Beginning balance	36,443,610	33,240,241
Increase (decrease) in profit or loss	2,940,867	3,203,369
Transfers to (from) non-current assets and disposals group held for sale		(62,749)
Other increases (decreases)	505,995	62,749
Ending balance	39,890,472	36,443,610	33,240,241
Deferred Tax Assets Liabilities [Member] | Tax Relating To Post Employment Benefit Obligations
Disclosure of income taxes [line items]
Assets	6,336,920	6,795,806
Liabilities	(364,925)	(579,978)
Beginning balance	6,215,828	5,236,522
Increase (decrease) in profit or loss	976,808	(807,693)
Increase (decrease) in other comprehensive income	(463,556)	1,786,999
Transfers to (from) non-current assets and disposals group held for sale		21,853
Other increases (decreases)	(757,085)	(21,853)
Ending balance	5,971,995	6,215,828	5,236,522
Deferred Tax Assets Liabilities [Member] | Tax Loss Carryforward
Disclosure of income taxes [line items]
Assets	9,536,102	11,911,396
Beginning balance	11,911,396	12,084,821
Increase (decrease) in profit or loss	(2,375,294)	(173,368)
Other increases (decreases)		(57)
Ending balance	9,536,102	11,911,396	12,084,821
Deferred Tax Assets Liabilities [Member] | Other Taxes
Disclosure of income taxes [line items]
Assets	49,635,500	21,979,742
Liabilities	(10,734,675)	(13,210,542)
Beginning balance	8,769,200	43,365,996
Increase (decrease) in profit or loss	25,965,730	756,651
Increase (decrease) in other comprehensive income	(497)	1,822
Recognized directly in equity		(30,829,099)
Foreign currency translation	(28,356)	12,645
Other increases (decreases)	4,194,748	(4,538,815)
Ending balance	38,900,825	8,769,200	$ 43,365,996
Deferred Tax Assets Liabilities [Member] | Deferred Tax Assets/Liabilities before compensation [Member]
Disclosure of income taxes [line items]
Assets	105,561,309	82,937,942
Liabilities	(274,947,198)	(260,506,219)
Deferred Tax Assets Liabilities [Member] | Compensation of Assets (Liabilities) for deferred taxes [Member]
Disclosure of income taxes [line items]
Assets	(102,723,517)	(61,141,425)
Liabilities	$ 102,723,517	$ 61,141,425